Stock Option Plan (Narrative) (Details) - shares		12 Months Ended
	Aug. 07, 2013	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		5,669,000
Expiration period of options		10 years
Weighted average remaining contractual life		5 years 9 months 18 days
Options available for future grant		1,262,000	1,236,000
Stock Option Plan Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan, shares authorized	3,500,000
Stock option plan, additional shares authorized	900,000